As filed with the Securities and Exchange Commission on July 30, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07737

The Purisima Funds

13100 Skyline Blvd
Woodside, California 94062-4547

U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, California  91741

(650) 851-7925

Date of fiscal year end: August 31

Date of reporting period:  May 31, 2010

Item 1. Schedule of Investments.

Purisima Total Return Fund
Schedule of Investments
May 31, 2010 (Unaudited)

Shares/Principal Amouont		Value

COMMON STOCKS: 98.9%
Australia: 1.8%
98,500	BHP Billiton, Ltd. - ADR	$ 6,386,740

Brazil: 3.8%
27,800	Companhia Siderurgica Nacional SA - ADR	419,224
9,800	Empresa Brasileira de Aeronautica SA (Embraer) - ADR	213,444
28,000	Gafisa SA	165,755
179,775	Petroleo Brasileiro SA - ADR	6,403,585
224,900	Vale SA - ADR	6,115,031
37,000	Weg SA	346,700
		13,663,739
Canada: 2.8%
131,000	Bank Nova Scotia	5,981,460
72,500	Cenovus Energy, Incorporated	1,953,150
72,500	EnCana Corporation	2,236,625
		10,171,235
China: 2.7%
106,000	Baidu, Incorporated - ADR (a)	7,760,260
128,500	China Cosco Holdings Company, Ltd.	143,722
3,100	China Life Insurance Company, Ltd. - ADR	202,895
3,550	China Mobile Hong Kong, Ltd. - ADR	165,324
146,000	China Oilfield Services, Ltd.	182,793
3,250	China Petroleum & Chemical Corporation - ADR	255,645
2,325	CNOOC, Ltd. - ADR	363,955
385,000	Industrial & Commercial Bank of China, Ltd.	284,764
42,400	Weichai Power Company, Ltd.	313,066
		9,672,424
Czech Republic: 0.0%
1,300	Cez AS	54,283

Finland: 0.8%
296,400	Nokia Oyj - ADR	2,999,568

France: 3.0%
18,200	AXA	301,844
180,550	AXA - ADR	2,979,075
46,708	BNP Paribas SA	2,692,201
104,708	Total SA - ADR	4,882,534
		10,855,654
Germany: 5.6%
136,300	BASF AG - ADR	7,121,675
13,600	E.ON AG	414,476
129,900	E.ON AG - ADR	3,955,455
98,900	Siemens AG - ADR	8,854,517
		20,346,123
Hong Kong: 0.9%
283,800	Cheung Kong Holdings, Ltd. - ADR	3,195,588

India: 0.2%
1,425	HDFC Bank, Ltd. - ADR	198,075
4,800	ICICI Bank, Ltd. - ADR	176,592
3,950	Reliance Industries, Ltd. GDR 144A	176,921
9,550	Sterlite Industries India, Ltd. - ADR	136,183
		687,771
Indonesia: 0.2%
245,500	Bank Rakyat Tbk PT	221,362
874,400	Bumi Resources Tbk PT	191,205
293,000	International Nickel Indonesia Tbk PT	121,813
426,500	Medco Energi Internasional Tbk PT	124,351
5,050	Telekomunikasi Indonesia Tbk PT - ADR	167,306
		826,037
Israel: 0.1%
4,600	Teva Pharmaceutical Industries, Ltd. - ADR	252,172

Japan: 4.6%
156,700	Honda Motor Company, Ltd. - ADR	4,762,113
454,200	Mitsubishi UFJ Financial Group, Incorporated - ADR	2,198,328
283,800	Nomura Holdings, Incorporated	1,770,043
260,900	Panasonic Corporation - ADR	3,329,084
86,200	Sony Corporation	2,690,965
57,500	Sumitomo Mitsui Financial Group, Incorporated	1,725,443
		16,475,976
Malaysia: 0.2%
89,400	CIMB Group Holdings BHD	183,899
97,000	Genting BHD	198,061
215,600	MMC Corporation BHD	160,915
		542,875
Mexico: 1.6%
99,500	America Movil SA de CV - ADR	4,710,330
193,608	Grupo Mexico SA de CV	459,637
16,300	Industrias Penoles SA de CV	306,500
10,800	Wal-Mart De Mexico SA de CV - ADR	243,540
		5,720,007
Netherlands: 1.9%
258,400	Unilever NV - ADR	7,056,904

Norway: 0.0%
0	Statoil ASA	5

Philippines: 0.0%
2,800	Philippine Long Distance Telephone - ADR	144,228

Poland: 0.1%
1,650	Bank Pekao SA	82,585
1,275	Bre Bank SA (a)	97,543
4,600	KGHM Polska Miedz SA	135,099
		315,227
Russian Federation: 0.1%
3,000	LUKOIL - ADR	143,550
10,100	OAO Gazprom - Sponsored ADR (a)	208,425
		351,975
South Africa: 0.2%
2,500	Anglo Platinum, Ltd. - ADR	249,425
10,300	MTN Group Ltd.	144,384
4,900	Sasol, Ltd. - ADR	176,400
		570,209
South Korea: 0.7%
6,500	Daewoo Securities Company, Ltd.	106,098
1,100	Daewoo Shipbuilding & Marine Engineering Company, Ltd.	16,390
4,700	Daewoo Shipbuilding & Marine Engineering Company, Ltd. - GDR	137,371
2,575	Hyundai Dept Store	219,855
1,350	Hyundai Heavy Industries Company, Ltd.	242,393
2,625	KB Financial Group, Incorporated - ADR	104,947
800	Lotte Shopping Company	210,941
3,150	POSCO - ADR	303,565
1,125	Samsung Electronics Company, Ltd. - GDR 144A(a)	366,715
825	Samsung Fire & Marine Insurance Company	123,614
2,300	Samsung Securities Company, Ltd.	102,808
1,800	Shinhan Financial Group Company, Ltd. - ADR	126,198
3,250	SK Energy Company, Ltd.	292,450
1,900	Woori Finance Holdings Company, Ltd. - ADR	70,908
7,500	Woori Investment & Securities Company, Ltd.	91,345
		2,515,598
Spain: 1.4%
490,121	Banco Santander Central Hispano SA - ADR	4,974,728

Switzerland: 7.9%
312,800	ABB, Ltd. - ADR	5,320,728
163,300	Credit Suisse Group - ADR	6,318,077
172,050	Nestle SA	7,792,120
47,200	Roche Holdings AG	6,486,335
44,306	Transocean, Ltd.(a)	2,515,252
1	UBS AG (a)	7
		28,432,519
Taiwan: 0.3%
31,980	Advanced Semiconductor Engineering, Incorporated - ADR	133,676
21,246	Asustek Computer Incorporated - GDR (a)	169,546
35,219	Hon Hai Precision - GDR	298,302
18,542	Siliconware Precision Industries, Ltd. - ADR	100,869
41,035	Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	400,091
		1,102,484
Turkey: 0.0%
6,800	Turkcell Iletisim Hizmet AS - ADR	91,664

United Kingdom: 2.8%
170,000	Anglo American Plc - ADR (a)	3,231,700
74,350	GlaxoSmithKline Plc - ADR	2,487,751
98,500	Rio Tinto Plc - ADR	4,540,850
		10,260,301
United States: 55.2%
112,700	Adobe Systems, Incorporated (a)	3,615,416
144,050	Anadarko Petroleum Corporation	7,538,137
622,300	Applied Materials, Incorporated	8,033,893
139,200	Carnival Corporation	5,043,216
117,500	Caterpillar, Incorporated	7,139,300
386,000	Cisco Systems, Incorporated (a)	8,939,760
155,500	Coach, Incorporated	6,392,605
72,000	Devon Energy Corporation	4,597,200
119,500	Dover Corporation	5,364,355
341,850	EMC Corporation (a)	6,365,247
70,000	Emerson Electric Company	3,250,800
133,000	Fortune Brands, Incorporated	6,310,850
123,000	Freeport-McMoRan Copper & Gold, Incorporated	8,616,150
238,850	General Electric Company	3,905,198
149,200	Hewlett-Packard Company	6,864,692
89,900	Honeywell International, Incorporated	3,845,023
330,700	Intel Corporation	7,083,594
91,200	Johnson & Johnson	5,316,960
265,300	Microsoft Corporation	6,844,740
205,900	Nordstrom, Incorporation	8,174,230
102,700	Nucor Corporation	4,421,235
129,300	Occidental Petroleum Corporation	10,668,543
330,200	Oracle Corporation	7,452,614
129,500	PACCAR, Incorporated	5,309,500
94,600	PNC Financial Services Group, Incorporated	5,936,150
96,300	PPG Industries, Incorporated	6,169,941
69,225	Procter & Gamble Company	4,228,955
118,300	Schlumberger Ltd.	6,642,545
85,900	Target Corporation	4,684,127
117,666	Time Warner, Incorporated	3,646,469
78,400	Union Pacific Corporation	5,600,112
90,300	United Technologies Corporation	6,084,414
100,900	Wal-Mart Stores, Incorporated	5,101,504
		199,187,475
TOTAL COMMON STOCKS - (Cost $353,345,040)		$ 356,853,509

PREFERRED STOCKS: 0.6%
Brazil: 0.6%
11,440	Banco Bradesco SA	186,930
2,650	Companhia de Bebidas das Americas (AmBev) - ADR	255,301
5,529	Companhia Energetica de Minas Gerais - ADR	79,452
22,500	Gerdau S.A. - ADR	302,850
24,125	Itau Unibanco Holdings SA - ADR	444,141
30,000	Lojas Americanas SA	201,736
25,100	Vale SA - ADR	578,555
		2,048,965
TOTAL PREFERRED STOCKS - (Cost $1,813,765)		$ 2,048,965

MONEY MARKET FUNDS: 0.3%
1,275,538	SEI Daily Income Trust Government Fund	1,275,538

TOTAL MONEY MARKET FUNDS - (Cost $1,275,538)		$ 1,275,538

TOTAL INVESTMENTS - 99.8% (Cost $356,434,343) (b)		360,178,012
Other Assets in Excess of Liabilities: 0.2%		709,990
NET ASSETS: 100.0%		$ 360,888,002

ADR - American Depository Receipt.
GDR - Global Depository Receipt.
(a) Non-income Producing.
(b) At May 31, 2010, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows*:

Cost of investments for tax purposes		$ 356,434,343
Gross tax unrealized appreciation		56,013,593
Gross tax unrealized depreciation		(52,269,924)
Net tax unrealized appreciation		$ 3,743,669

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent annual report.

FAS 157 - Summary of Fair Value Exposure at May 31, 2010 (Unaudited)
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determing the value of the Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used, as of May 31, 2010, in valuing the Fund's investments carried at fair value:

Description	Total	Level 1	Level 2	Level 3
Equity
Common Stock	$ 356,853,509	$ 356,755,966	$ 97,543	$ -
Preferred Stock	2,048,965	2,048,965	-	-
Total Equity	358,902,474	358,804,931	97,543	-

Mutual Funds	$ 1,275,538	1,275,538	-	-
Total Investments in Securities	$ 360,178,012	$ 360,080,469	$ 97,543	$ -

Purisima Total Return Fund
Schedule of Investments
May 31, 2010 (Unaudited)

Industry	% of Net Assets
Oil, Gas & Consumable Fuels	11.1%
Metals & Mining	10.1%
Commercial Banks	7.1%
Machinery	5.2%
Software	5.0%
Semiconductors & Semiconductor Equipment	4.4%
Food Products	4.1%
Pharmaceuticals	4.0%
Multiline Retail	3.7%
Computers & Peripherals	3.7%
Chemicals	3.7%
Industrial Conglomerates	3.6%
Household Durables	3.5%
Communications Equipment	3.3%
Aerospace & Defense	2.8%
Energy Equipment & Services	2.6%
Electrical Equipment	2.4%
Capital Markets	2.3%
Internet Software & Services	2.2%
Textiles, Apparel & Luxury Goods	1.8%
Road & Rail	1.6%
Food & Staples Retailing	1.5%
Wireless Telecommunication Services	1.5%
Hotels, Restaurants & Leisure	1.5%
Automobiles	1.3%
Electric Utilities	1.2%
Household Products	1.2%
Media	1.0%
Insurance	1.0%
Real Estate Management & Development	0.9%
Electronic Equipment & Instruments	0.1%
Beverages	0.1%
Diversified Telecommunication Services	0.0%
Marine	0.0%
Total Investment in Securities	99.5%
Cash Equivalent	0.3%
Other Assets in Excess of Liabilities	0.2%
TOTAL NET ASSETS	100.0%

Purisima All-Purpose Fund
Schedule of Investments
May 31, 2010 (Unaudited)

Principal Amount				Value
U.S. TREASURY NOTES - 41.0%
10,000	5.750%, 08/15/2010			$ 10,116
10,000	5.125%, 06/30/2011			10,504
TOTAL U.S. TREASURY NOTES (Cost $20,479)				20,620

U.S. TREASURY BILL - 29.8%
15,000	0.000%, 12/16/2010			$ 14,982
TOTAL U.S. TREASURY BILLS (Cost $14,978)

MUTUAL FUNDS - 35.9%
18,027	SEI Daily Income Trust Government Fund			18,027
TOTAL MUTUAL FUNDS (Cost $18,027)				$ 33,009

TOTAL INVESTMENTS - 106.7% (Cost $53,484) +				53,629
Liabilities in Excess of Other Assets - (6.7)%				(3,352)
NET ASSETS - 100.0%				$ 50,277

+ At May 31, 2010, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows*:

Cost of investments for tax purposes				$ 53,484
Gross tax unrealized appreciation				145
Net tax unrealized appreciation				$ 145

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent annual report.

FAS 157 - Summary of Fair Value Exposure at May 31, 2010 (Unaudited)
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determing the value of the Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used, as of May 31, 2010, in valuing the Fund's investments carried at fair value:

Description	Total	Level 1	Level 2	Level 3
Fixed Income
U.S. Treasury Notes	$ 20,620	$ -	$ 20,620	$ -
U.S. Treasury Bills	14,982	-	14,982	-
Total Fixed Income	35,602	-	35,602	-

Mutual Funds	$ 18,027	18,027	-	-
Total Investments in Securities	$ 53,629	$ 18,027	$ 35,602	$ -

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Purisima Funds

By                       /s/ Kenneth L. Fisher
           Kenneth L. Fisher, President

Date                           7/27/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                       /s/ Kenneth L. Fisher
    Kenneth L. Fisher, President

Date                           7/27/10

By                       /s/ Michael Ricks
            Michael Ricks, Treasurer

Date                           7/28/10